SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares	Sep. 30, 2021 shares $ / shares	Jul. 29, 2021 shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	1 year 4 months 9 days	10 months 24 days
Number of Options	1,048,490	5,968,332	1,048,490		3,725,000
Exercisable	476,997		476,997
Number of warrants outstanding		2,556,496		34,999,953
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Options	8,764,753	12,084,121	8,764,753		18,051,499
Number of warrants outstanding	8,764,753		8,764,753
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Date issued	Nov. 05, 2019
Expiry Date	Nov. 05, 2021
Exercise price | $ / shares			$ 2.50
Number of warrants outstanding	325,000		325,000
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Date issued	Nov. 30, 2020
Expiry Date	Nov. 30, 2022
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	496,234		496,234
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 05, 2021
Expiry Date	Feb. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	1,334,400		1,334,400
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 05, 2021
Expiry Date	Mar. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	5,154,321		5,154,321
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 22, 2021
Expiry Date	Mar. 22, 2023
Exercise price | $ / shares			$ 13.35
Number of warrants outstanding	1,200,000		1,200,000
Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry Date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000		250,000
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry Date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798		4,798
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Grant date	Oct. 30, 2019
Expiry date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 1 month 2 days
Number of Options	296,665		296,665
Exercisable	119,999		119,999
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Grant date	Nov. 19, 2019
Expiry date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 1 month 20 days
Number of Options	50,000		50,000
Exercisable	33,333		33,333
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 30, 2020
Expiry date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 7 months 2 days
Number of Options	87,000		87,000
Exercisable	61,999		61,999
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 30, 2020
Expiry date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	8 years 7 months 2 days
Number of Options	110,000		110,000
Exercisable	70,000		70,000
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jul. 03, 2020
Expiry date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	3 years 9 months 3 days
Number of Options	200,000		200,000
Exercisable	166,666		166,666
Exercise Price Six [Member]
IfrsStatementLineItems [Line Items]
Grant date	Nov. 24, 2020
Expiry date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	9 years 1 month 28 days
Number of Options	32,000		32,000
Exercisable	10,000		10,000
Exercise Price Seven [Member]
IfrsStatementLineItems [Line Items]
Grant date	Dec. 11, 2020
Expiry date	Dec. 11, 2030
Exercise Price | $ / shares	$ 2.15
Remaining Contractual Life (years)	9 years 2 months 12 days
Number of Options	25,000		25,000
Exercisable
Exercise Price Eight [Member]
IfrsStatementLineItems [Line Items]
Grant date	Feb. 02, 2021
Expiry date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	9 years 4 months 6 days
Number of Options	30,000		30,000
Exercisable	10,000		10,000
Exercise Price Nine [Member]
IfrsStatementLineItems [Line Items]
Grant date	Mar. 08, 2021
Expiry date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	4 years 5 months 8 days
Number of Options	10,000		10,000
Exercisable	5,000		5,000
Exercise Price Ten [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 27, 2021
Expiry date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	9 years 6 months 29 days
Number of Options	182,000		182,000
Exercisable
Exercise Price Eleven [Member]
IfrsStatementLineItems [Line Items]
Grant date	Sep. 09, 2021
Expiry date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	4 years 11 months 8 days
Number of Options	25,825		25,825
Exercisable